Note 7 - Stockholders' Equity (Detail) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Acquisitions Completed Through June 30, 2011 [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 Common Stock [Member]	Aug. 04, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]
Stock Issued During Period, Shares, Acquisitions						2,100,000
Stock Issued During Period, Value, Acquisitions (in Dollars)	$ 45,386,000	$ 10,076,000	$ 3,503,000	$ 45,400,000
Stock Issued During Period, Shares, Treasury Stock Reissued						203,000
Stock Issued During Period, Value, Treasury Stock Reissued (in Dollars)	1,788,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					458,000			14,000
Stock Issued During Period, Shares, Other	21,000
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued							31,000
Stock Issued During Period, Value, Other (in Dollars)							425,000
Stock Issued During Period Shares To Settle Earnout Obligations						58,000
Stock Issued During Period Value To Settle Earnout Obligation (in Dollars)	808,000	576,000
Stock Repurchase Program, Authorized Amount (in Dollars)	20,000,000
Treasury Stock, Shares, Acquired						1,009,000
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)	$ 9.34
Treasury Stock, Value, Acquired, Cost Method (in Dollars)	$ 9,421,000